Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (3,820,639)	$ (1,015,579)	$ (1,373,887)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	420,093	426,992	460,720
Loss (gain) on disposal of property and equipment	714	(15,400)	(14,839)
Provision for expected credit losses	1,593,891	995,725	1,084,649
Deferred income tax	7,765	(159,153)	(93,655)
Non-cash lease expense	15,074
Changes in operating assets and liabilities:
Accounts receivable	3,936,826	(738,705)	(391,851)
Notes receivable	30,199	142,013	(172,208)
Advance to suppliers	(147,225)	65,524	(201,638)
Inventories	(179,185)	228,794	(182,119)
Prepaid expenses and other current assets	(469,505)	(181,905)	35,262
Accounts payable and notes payable	(319,610)	(598,063)	273,650
Advance from customers	(666,313)	(95,754)	(16,578)
Taxes payable	(318,916)	6,787	(102,435)
Due to related parties	104,300	79,486	(26,077)
Other payables and other current liabilities	(234,678)	(67,429)	74,527
Net cash used in operating activities	(47,209)	(926,667)	(646,479)
Cash flows from investing activities:
Loans to third parties	(34,698,024)	(4,515,050)
Loans repayment by third parties	1,000,000
Purchases of property and equipment	(326,045)	(141,331)	(104,523)
Payments for construction in progress	(5,553,063)	(132,492)
Proceeds from disposal of property and equipment	364	25,556	17,334
Refund of the land use right payment		1,396,668
Advance to investment consultants	(2,000,000)
Proceeds from redemption of time deposits	2,712,968
Net cash used in investing activities	(38,863,800)	(3,366,649)	(87,189)
Cash flows from financing activities:
Proceeds from bank loans	10,809,036	8,393,972	7,969,044
Repayments of bank loans	(10,095,097)	(8,435,872)	(7,422,258)
Payment of offering costs		(188,119)	(127,300)
Net proceeds from initial public offering		5,368,773
Proceeds from private placement	29,985,436
Net proceeds from issuance of ordinary shares via ATM program	7,722,420
Net cash provided by financing activities	38,421,795	5,138,754	419,486
Effect of foreign exchange rate on cash	23,982	(80)	7,262
Net (decrease) increase in cash and restricted cash	(465,232)	845,358	(306,920)
Cash and restricted cash at the beginning of the year	1,079,565	234,207	541,127
Total cash and restricted cash shown in the statements of cash flows	614,333	1,079,565	234,207
Reconciliation of cash and restricted cash
Cash	242,965	933,826	153,914
Restricted cash	371,368	145,739	80,293
Supplemental disclosures of cash flow information:
Interest paid	377,937	400,617	425,736
Income taxes paid	16,662	53,646	59
Non-cash transactions:
Operating right-of-use assets recognized for related operating lease liabilities	159,863
Purchases of construction in progress included in accounts payable and notes payable	1,578,460
Reclassification of deferred offering cost		$ 585,755